Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

(5) Property, plant and equipment, net

Property, plant and equipment, net consisted of the following as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Devices for rental	$7,660	$7,709
Office equipment	12,581	12,661
Furniture and fixtures	4,809	4,840
Leasehold improvement	22,141	22,282
Total	47,191	47,492
Less: accumulated depreciation	(41,928)	(37,676)
Property, plant and equipment, net	$5,263	$9,816

Depreciation was $4,611 and $8,328 for the six months ended March 31, 2026, and 2025 respectively. No impairment loss was recorded for the six months ended March 31, 2026 and 2025.

(6) Property, plant and equipment, net

As of September 30, 2025, and 2024, property, plant and equipment, net consisted of the following:

	2025	2024
Devices for rental	$7,709	$7,706
Office equipment	12,661	12,657
Furniture and fixtures	4,840	4,838
	22,282	22,275
Total	47,492	47,476
Less: accumulated depreciation	(37,676)	(20,908)
Property, plant and equipment, net	$9,816	$26,568

No impairment loss was recorded for the years ended September 30, 2025 and 2024.